Loans (Schedule Of Nonaccrual Loans And Other Real Estate Owned) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 3,822	$ 5,069
Other real estate owned	199	276
Total nonperforming assets	4,021	5,345
Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	2,386	1,847
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	883	3,148
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 553	$ 74